                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 25                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 25                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
  _________________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  December 20, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on December 20, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
Large Company Value Fund
Value Fund

DECEMBER 20, 2002

EFFECTIVE JANUARY 30, 2003, LARGE COMPANY VALUE FUND AND VALUE FUND WILL BE
CLOSED TO NEW RETAIL INVESTORS, BUT WILL BE AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY
MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements. Neither class of shares has any up-front or deferred charges, commissions or 12b-1 fees.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

              [graphic of triangle]

              This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Company Value and Value seek long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value and Value, the fund managers look for companies whose stock price is less than they believe the company is worth.
The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The chart below shows the primary differences between the funds. A more detailed description of the funds' investment strategies and risks begins on page 6.

Fund                    Primary Investments
--------------------------------------------------------------------------------
Large Company Value     Equity securities of larger companies
--------------------------------------------------------------------------------
Value                   Equity securities of small, medium and large companies
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by the funds to be undervalued, the value of the funds' shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment
*  comfortable with the risks associated with the funds' investment strategies
*  comfortable with the funds' short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the funds' investment strategies

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

LARGE COMPANY VALUE FUND
VALUE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

LARGE COMPANY VALUE FUND -- INVESTOR CLASS(1)

                      Large Company Value Fund
--------------------------------------------------------------------------------
2001                  7.47%
2000                  9.68%
--------------------------------------------------------------------------------

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -21.00%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             Highest                        Lowest
--------------------------------------------------------------------------------
Large Company Value          9.25% (4Q 2001)                -17.67% (3Q 2002)
--------------------------------------------------------------------------------

VALUE FUND -- INVESTOR CLASS(1)

                    Value Fund
--------------------------------------------------------------------------------
2001                12.86%
2000                18.27%
1999                -0.80%
1998                 4.99%
1997                26.01%
1996                24.25%
1995                32.80%
1994                 3.99%
--------------------------------------------------------------------------------

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the funds' year-to-date return was -19.43%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             Highest                        Lowest
--------------------------------------------------------------------------------
Value                        18.45% (2Q 1999)               -16.28% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the

                                                                               3

tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&
P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Large Company Value's benchmark was changed from the S&P 500/BARRA Value Index to the Russell 1000 Value Index beginning October 2001. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

INVESTOR CLASS

For the calendar year ended December 31, 2001                  1 year     5 years     Life of Class(1)
-------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                              7.47%    N/A          4.34%
Return After Taxes on Distributions                              6.95%    N/A          3.74%
Return After Taxes on Distributions and Sale of Fund Shares      4.54%    N/A          3.17%
Russell 1000 Value Index                                        -5.59%    N/A         -0.42%(2)
S&P 500/BARRA Value Index                                      -11.71%    N/A         -1.85%(2)
-------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                                             12.86%    11.86%      -14.54%
Return After Taxes on Distributions                             11.63%     8.02%       10.66%
Return After Taxes on Distributions and Sale of Fund Shares      7.80%     7.70%       10.05%
Lipper Multicap Value Index                                      1.30%     9.73%       12.03%(3)
S&P 500 Index                                                  -11.87%    10.70%       13.60%(4)
-------------------------------------------------------------------------------------------------------

(1)  The inception dates for the Investor Class are Large Company Value,
     July 30, 1999; and Value, September 1, 1993.

(2)  Since July 31, 1999, the date closest to the class's inception for which data is available.

(3)  Since September 2, 1993, the date closest to the class's inception for which data is available.

(4)  Since August 31, 1993, the date closest to the class's inception for which data is available.

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001    1 year     Life of Class(1)
-------------------------------------------------------------------------------
Value                                            13.24%     9.19%
Lipper Multicap Value Index                       1.30%     5.83%
S&P 500 Index                                   -11.87%     5.69%
-------------------------------------------------------------------------------

(1)  The inception date for the Institutional Class is July 31, 1997.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management   Distribution and       Other         Total Annual Fund
                           Fee          Service (12b-1) Fees   Expenses(2)   Operating Expenses
------------------------------------------------------------------------------------------------
Large Company Value
    Investor Class         0.90%(1)     None                   0.00%         0.90%
------------------------------------------------------------------------------------------------
    Institutional Class    0.70%(1)     None                   0.00%         0.70%
------------------------------------------------------------------------------------------------
Value
    Investor Class         1.00%        None                   0.00%         1.00%
------------------------------------------------------------------------------------------------
    Institutional Class    0.80%        None                   0.00%         0.80%
------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 year      3 years     5 years      10 years
-------------------------------------------------------------------------------
Large Cap Value
    Investor Class            $92        $286        $497         $1,104
-------------------------------------------------------------------------------
    Institutional Class       $71        $224        $389         $868
-------------------------------------------------------------------------------
Value
    Investor Class            $102       $318        $551         $1,219
-------------------------------------------------------------------------------
    Institutional Class       $82        $255        $443         $987
-------------------------------------------------------------------------------

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

LARGE COMPANY VALUE FUND
VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

               [graphic of triangle]

               NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent the funds assume a defensive position, they will not be pursuing their objective of capital growth.
The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

6

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index.

*  Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
   Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indices.

               [graphic of triangle]

               When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

                                                                              7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the Most          Investor  Institutional
Recent Fiscal Year Ended March 31, 2002 (except as noted)   Class     Class
------------------------------------------------------------------------------------
Large Company Value                                         0.90%     0.70%(1)
------------------------------------------------------------------------------------
Value                                                       1.00%     0.80%
------------------------------------------------------------------------------------

(1)  August 10, 2001 (commencement of sale) through March 31, 2002. Annualized.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

8

The portfolio managers on the investment teams are identified below.

Large Company Value

MARK MALLON

Mr. Mallon, Chief Investment Officer and Senior Vice President, has been a member of the team that manages Large Company Value since its inception in July
1999. He joined American Century in April 1997. From August 1978 until he joined
American Century, Mr. Mallon was employed in several positions by Federated
Investors, and had served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. Mr. Mallon has a bachelor of arts from
Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999.
He joined American Century in August 1993 as an Investment Analyst. He has a
bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

                                                                              9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail or faxsection. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By wire - Open an account instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

                                                                             11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                       $2,500
--------------------------------------------------------------------------------
Traditional IRA                                           $2,500
--------------------------------------------------------------------------------
Roth IRA                                                  $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)             $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                 $2,500
--------------------------------------------------------------------------------
403(b)                                                    $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, CESAs and traditional, Roth and Rollover IRAs. If you have only business, business
               retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

                                                                             13

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE FOLLOWING POLICIES APPLY TO INVESTOR CLASS AND INSTITUTIONAL CLASS
SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

14

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

                                                                             15

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid annually, usually in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

                                                                             17

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

18

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             19

MULTIPLE CLASS INFORMATION

American Century offers six classes of the funds through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and Advisor Class. The shares offered by this Prospectus are Investor Class and
Institutional Class shares. Investor and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

                                                                             21

LARGE COMPANY VALUE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                               2002       2001     2000(1)
---------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                          $5.08      $4.59     $5.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                                     0.07       0.08      0.05
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.45       0.48     (0.41)
---------------------------------------------------------------------------------------------
  Total From Investment Operations                             0.52       0.56     (0.36)
---------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                  (0.07)     (0.07)    (0.05)
------------------------------------------------------
  From Net Realized Gains                                        --         --        --
---------------------------------------------------------------------------------------------
  Total Distributions                                         (0.07)     (0.07)    (0.05)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $5.53      $5.08     $4.59
=============================================================================================
  TOTAL RETURN(3)                                             10.20%     12.38%    (7.22)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              0.90%      0.90%   0.90%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           1.34%      1.62%   1.72%(4)
------------------------------------------------------
Portfolio Turnover Rate                                          34%        55%       51%
------------------------------------------------------
Net Assets, End of Period (in thousands)                     $69,961    $19,348   $12,671
---------------------------------------------------------------------------------------------

(1)  July 30, 1999 (inception) through March 31, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating
     the net asset   values to two decimal places. If net asset values were
     calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

22

LARGE COMPANY VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------------
                                                                  2002(1)
-------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                               $5.44
-------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Income(2)                                           0.06
-----------------------------------------------------
 Net Realized and Unrealized Gain                                   0.08
-------------------------------------------------------------------------------
 Total From Investment Operations                                   0.14
-------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
 From Net Investment Income                                        (0.05)
-----------------------------------------------------
 From Net Realized Gains                                              --
-------------------------------------------------------------------------------
 Total Distributions                                               (0.05)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $5.53
===============================================================================
 TOTAL RETURN(3)                                                    2.69%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   0.70%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                1.74%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                               34%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                             $2,632
-------------------------------------------------------------------------------

(1)  August 10, 2001 (commencement of sale) through March 31, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset  values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

                                                                             23

VALUE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------------------------------
                                                            2002        2001        2000       1999        1998
-------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                        $6.27       $5.35       $5.77      $7.73      $6.58
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(1)                                   0.08        0.10        0.09       0.08       0.10
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.03        0.92       (0.01)     (0.80)      2.35
-------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           1.11        1.02        0.08      (0.72)      2.45
-------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.08)      (0.10)      (0.09)     (0.09)     (0.10)
-----------------------------------------------------
  From Net Realized Gains                                   (0.11)         --       (0.41)     (1.15)     (1.20)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (0.19)      (0.10)      (0.50)     (1.24)     (1.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $7.19       $6.27       $5.35      $5.77      $7.73
===================================================================================================================
TOTAL RETURN(2)                                             17.96%      19.20%       1.42%     (9.88)%    39.94%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            1.00%       1.00%       1.00%       1.00%       1.00%
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.11%       1.71%       1.48%       1.19%       1.38%
-----------------------------------------------------
Portfolio Turnover Rate                                       151%        150%        115%        130%        130%
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $2,068,901  $1,532,113  $1,388,646  $1,719,367  $2,713,562
-------------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

24

VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                             2002      2001     2000     1999     1998(1)
-----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                        $6.27     $5.36    $5.78    $7.73      $7.84
-----------------------------------------------------------------------------------------------------------

Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                                   0.09      0.11     0.10     0.10       0.15
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.04      0.91    (0.01)   (0.80)      1.02
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           1.13      1.02     0.09    (0.70)      1.17
-----------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.09)    (0.11)   (0.10)   (0.10)     (0.08)
-----------------------------------------------------
  From Net Realized Gains                                   (0.11)       --    (0.41)   (1.15)     (1.20)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                       (0.20)    (0.11)   (0.51)   (1.25)     (1.28)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $7.20     $6.27    $5.36    $5.78      $7.73
===========================================================================================================
  TOTAL RETURN(3)                                           18.19%    19.24%    1.65%   (9.52)%    17.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            0.80%     0.80%    0.80%     0.80%  0.80%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.31%     1.91%    1.68%     1.39%  2.97%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                       151%      150%     115%      130%   130%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                  $226,681  $186,987  $95,202   $36,318   $5,944
-----------------------------------------------------------------------------------------------------------

(1)  July 31, 1997 (commencement of sale) through March 31, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal  places is made in accordance with
     SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1998.

                                                                             25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                      Fund Code     Ticker     Newspaper Listing
--------------------------------------------------------------------------------
Large Company Value Fund
     Investor Class                 987           ALVIX      N/A
--------------------------------------------------------------------------------
     Institutional Class            487           N/A        N/A
--------------------------------------------------------------------------------
Value Fund
     Investor Class                 039           TWVLX      Value
--------------------------------------------------------------------------------
     Institutional Class            339           AVLIX      Value
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

www.americancentury.com
Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0212
SH-PRS-30913

Your
American Century
prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS

Large Company Value Fund
Value Fund

DECEMBER 20, 2002

THE A AND B CLASSES OF THE FUNDS ARE NOT AVAILABLE FOR PURCHASE UNTIL FEBRUARY
3, 2003.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about four classes of shares into one prospectus. These classes are all offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of  shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/ W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight  DEFINITIONS of key investment terms and to provide  other helpful
               information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Company Value and Value seek long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value and Value, the fund managers look for  companies whose stock price is less than they believe the company is worth.
The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The chart below shows the primary differences between the funds. A more detailed description of the funds' investment strategies and  risks begins on page 7.

Fund                     Primary Investments
--------------------------------------------------------------------------------
Large Company Value      Equity securities of larger companies
--------------------------------------------------------------------------------
Value                    Equity securities of small, medium and large companies
--------------------------------------------------------------------------------

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by the funds to be undervalued, the value of the funds' shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment
*  comfortable with the risks associated with the funds' investment strategies
*  comfortable with the funds' short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time
*  not seeking income from an equity investment
*  uncomfortable with short-term volatility in the value of your investment
*  uncomfortable with the risks associated with the funds' investment strategies

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

FUND PERFORMANCE HISTORY

LARGE COMPANY VALUE FUND
VALUE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. The returns of the funds' other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

LARGE COMPANY VALUE FUND -- ADVISOR CLASS(1)

[data from bar chart]

2001    7.20%

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -21.16%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                           Highest                       Lowest
--------------------------------------------------------------------------------
Large Company Value        9.20% (4Q 2001)               -17.73% (3Q 2002)
--------------------------------------------------------------------------------

VALUE FUND -- ADVISOR CLASS(1)

[data from bar chart]

2001    12.58%
2000    18.01%
1999    -0.87%
1998    4.55%
1997    25.73%

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -19.59%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                           Highest                       Lowest
--------------------------------------------------------------------------------
Value                      18.20% (2Q 1999)              -16.33% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares. Because the funds' A, B and C Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the tables for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&
P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to Value.

Large Company Value's benchmark was changed from the S&P 500/BARRA Value Index to the Russell 1000 Value Index beginning October 2001. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

ADVISOR CLASS

For the calendar year ended December 31, 2001                    1 year     5 years    Life of Class(1)
------------------------------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                              7.20%      N/A            13.07%
Return After Taxes on Distributions                              6.79%      N/A            12.57%
Return After Taxes on Distributions and Sale of Fund Shares      4.38%      N/A            10.23%
Russell 1000 Value Index                                        -5.59%      N/A            -3.90%(2)
S&P 500/BARRA Value Index                                      -11.71%      N/A           -10.31%(2)
------------------------------------------------------------------------------------------------------
Value
Return Before Taxes                                             12.58%    11.60%          12.62%
Return After Taxes on Distributions                             11.46%     7.87%           8.46%
Return After Taxes on Distributions and Sale of Fund Shares      7.64%     7.55%           8.18%
Lipper Multicap Value Index                                      1.30%     9.73%          10.93%(3)
S&P 500 Index                                                  -11.87%    10.70%          11.86%(3)
------------------------------------------------------------------------------------------------------

(1)  The inception dates for the Advisor Class are Large Company Value,
     October 26, 2000; and Value, October 2, 1996.

(2)  Since October 31, 2000, the date closest to the class's inception for which data is available.

(3)  Since September 30, 1996, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               A Class   B Class    C Class     Advisor
Class
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               5.75%     None       None        None
    (as a percentage of offering price)
---------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None(1)   5.00%(2)   1.00%(3)    None
    (as a percentage of the original offering price
    for B Class shares or the lower of the original offering
    price or redemption proceeds for A and C Class shares)
---------------------------------------------------------------------------------------------------------------

(1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2)  This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 13, and is eliminated after six years.

(3)  The charge is 1.00% in the first year after purchase, declines ratably over the next six months as shown on page 13, and is eliminated thereafter.
     Effective February 3, 2003, the charge will be eliminated after one year.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management       Distribution and           Other           Total Annual Fund
                           Fee              Service (12b-1) Fees(1)    Expenses(2)     Operating Expenses
----------------------------------------------------------------------------------------------------------
Large Company Value
    A Class                0.90%(3)         0.25%                      0.00%           1.15%
----------------------------------------------------------------------------------------------------------
    B Class                0.90%(3)         1.00%                      0.00%           1.90%
----------------------------------------------------------------------------------------------------------
    C Class                0.90%(3)         1.00%                      0.00%           1.90%
----------------------------------------------------------------------------------------------------------
    Advisor Class          0.65%(3)(4)      0.50%                      0.00%           1.15%
----------------------------------------------------------------------------------------------------------
Value
    A Class                1.00%            0.25%                      0.00%           1.25%
----------------------------------------------------------------------------------------------------------
    B Class                1.00%            1.00%                      0.00%           2.00%
----------------------------------------------------------------------------------------------------------
    C Class                1.00%            1.00%                      0.00%           2.00%
----------------------------------------------------------------------------------------------------------
    Advisor Class          0.75%(4)         0.50%                      0.00%           1.25%
----------------------------------------------------------------------------------------------------------

(1)  The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 20.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(3)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase, and increases as fund assets decrease.

(4)  Half of the Advisor Class 12b-1 fee is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares to reflect this arrangement, but the fee for core investment advisory services is the same for all classes.

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year      3 years      5 years     10 years
--------------------------------------------------------------------------
Large Company Value
    A Class                  $685        $918       $1,169       $1,885
--------------------------------------------------------------------------
    B Class                  $592        $893       $1,119       $2,010
--------------------------------------------------------------------------
    C Class                  $292(1)     $593       $1,019       $2,202
--------------------------------------------------------------------------
    Advisor Class            $117        $364       $630         $1,390
--------------------------------------------------------------------------
Value
--------------------------------------------------------------------------
    A Class                  $695        $947       $1,219       $1,991
--------------------------------------------------------------------------
    B Class                  $602        $923       $1,169       $2,115
--------------------------------------------------------------------------
    C Class                  $302(2)     $623       $1,069       $2,305
--------------------------------------------------------------------------
    Advisor Class            $127        $395       $683         $1,503
--------------------------------------------------------------------------

(1)  For shares purchased on or after February 3, 2003, the cost would be $192.

(2)  For shares purchased on or after February 3, 2003, the cost would be $202.

You would pay the following expenses if you did not redeem your shares:

                            1 year      3 years     5 years     10 years
--------------------------------------------------------------------------
Large Company Value
    A Class                 $685         $918        $1,169      $1,885
--------------------------------------------------------------------------
    B Class                 $192         $593        $1,019      $2,010
--------------------------------------------------------------------------
    C Class                 $192         $593        $1,019      $2,202
--------------------------------------------------------------------------
    Advisor Class           $117         $364        $630        $1,390
--------------------------------------------------------------------------
Value
--------------------------------------------------------------------------
    A Class                 $695         $947        $1,219      $1,991
--------------------------------------------------------------------------
    B Class                 $202         $623        $1,069      $2,115
--------------------------------------------------------------------------
    C Class                 $202         $623        $1,069      $2,305
--------------------------------------------------------------------------
    Advisor Class           $127         $395        $683        $1,503
--------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

LARGE COMPANY VALUE FUND VALUE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines, poor economic conditions, actual  or anticipated bad news regarding the issuer or its industry, or because they have been  overlooked by the market. To identify these companies, the fund managers look for  companies with earnings, cash flows and/or assets that may not be reflected accurately  in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market  conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity  securities at all times. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

               [graphic of triangle]

               NONLEVERAGED means that the fund may not invest  in futures contracts when it would be possible to lose  more than the fund invested.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent the funds assume a defensive position, they will not be pursuing their objective of capital growth.
The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index.

*  Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
   Since the fund invests  in companies of all sizes on an ongoing basis, it may be best characterized as a multi- capitalization value fund that has historically correlated with mid-cap value indices.

               [graphic of triangle]

               When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of a fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds  may invest in securities of foreign companies. Foreign investment involves additional  risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors  make investing in foreign securities generally riskier than investing in U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no  financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the C Class and Advisor Class of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. The A and B Class shares of the funds had no assets as of the date of this prospectus, but each such class of Large Company Value will pay the advisor a unified management fee of 0.90%, and each such class of Value will pay the advisor a unified management fee of 1.00%

Out of each fund's fee, the advisor paid all expenses of managing and operating that  fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors (including legal counsel fees), and extraordinary expenses. A portion of each  fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed  by an affiliate of the advisor.

Management Fees Paid by the Funds to the
Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended
March 31, 2002 (except as noted)                     C Class(1)    Advisor Class
--------------------------------------------------------------------------------
Large Company Value                                  0.90%         0.65%
--------------------------------------------------------------------------------
Value                                                1.00%         0.75%
--------------------------------------------------------------------------------

(1)  November 7, 2001 (commencement of sale) and June 4, 2001 (commencement of sale) for Large Company Value and Value, respectively, through March 31,
     2002. Annualized.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

Large Company Value

MARK MALLON

Mr. Mallon, Chief Investment Officer and Senior Vice President, has been a member of  the team that manages Large Company Value since its inception in July
1999. He joined American Century in April 1997. From August 1978 until he joined
American Century,  Mr. Mallon was employed in several positions by Federated
Investors, and had served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. Mr. Mallon has a  bachelor of arts from
Westminster College and an MBA from Cornell University. He is a  CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team  that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice
President and Portfolio Manager for  the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is  a CFA charterholder.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice
President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999.
He joined American Century in August 1993 as an Investment Analyst. He has a
bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in  employer-sponsored retirement or savings plans and for persons purchasing shares  through investment advisors, broker-dealers, banks, insurance companies and other  financial intermediaries that provide various administrative and distribution services.

The funds offer the A, B, C and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A Class                                 B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge
                                        on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares
                                        eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Purchase orders limited to
for long-term investors                 amounts less than $100,000
--------------------------------------------------------------------------------

C Class                                 Advisor Class
--------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on     No contingent deferred sales charge
redemptions within 18 months(3)
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%
--------------------------------------------------------------------------------

No conversion feature                   No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts      Generally offered through qualified
less than $1,000,000; generally more    retirement plans and other
appropriate for short-term investors    fee-based arrangements
--------------------------------------------------------------------------------

(1)  The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year
     of purchase.

(3)  Effective February 3, 2003, the CDSC applies to redemptions within one year of purchase.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                             Sales Charge         Sales Charge          Amount paid to
                             as a % of            as a % of Net         Financial Advisor
Purchase Amount              Offering Price       Amount Invested       as a % of Offering Price
--------------------------------------------------------------------------------------------------
Less than $50,000            5.75%                6.10%                 5.00%
--------------------------------------------------------------------------------------------------
$50,000 - $99,999            4.75%                4.99%                 4.00%
--------------------------------------------------------------------------------------------------
$100,000 - $249,999          3.75%                3.90%                 3.25%
--------------------------------------------------------------------------------------------------
$250,000 - $499,999          2.50%                2.56%                 2.00%
--------------------------------------------------------------------------------------------------
$500,000 - $999,999          2.00%                2.04%                 1.75%
--------------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999      0.00%                0.00%                 1.00%(1)
--------------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999      0.00%                0.00%                 0.50%(1)
--------------------------------------------------------------------------------------------------
$10,000,000 or more          0.00%                0.00%                 0.25%(1)
--------------------------------------------------------------------------------------------------

(1)  For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts
*  Solely controlled business accounts
*  Single-participant retirement plans
*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing  holdings in A, B or C Class shares of any American Century Advisor
Fund to determine your A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be

included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  certain financial intermediaries who have selling agreements for the American
   Century Advisor Funds, and those intermediaries' employees and sales representatives

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During                   CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                            5.00%
--------------------------------------------------------------------------------
2nd year                            4.00%
--------------------------------------------------------------------------------
3rd year                            3.00%
--------------------------------------------------------------------------------
4th year                            3.00%
--------------------------------------------------------------------------------
5th year                            2.00%
--------------------------------------------------------------------------------
6th year                            1.00%
--------------------------------------------------------------------------------
After 6th year                      None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 18 months of purchase you will pay a CDSC of 1.00% in the first year after purchase. The CDSC declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

    After 13 months 0.833%
    After 14 months 0.666%
    After 15 months 0.500%
    After 16 months 0.333%
    After 17 months 0.167%
    After 18 months 0.000%

For shares purchased on or after February 3, 2003, the CDSC applies to redemptions within 12 months of purchase. If you redeem those shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

CALCULATION OF CDSC

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
     A Class shares
   * 12% of the original purchase cost for B Class shares
   * 10% of the lesser of the original purchase cost or current market value for
     C Class shares (rises to 12% after February 3, 2003)

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares purchased on or after February 3, 2003

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The funds have authorized certain FINANCIAL INTERMEDIARIES to accept orders on the funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the  transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price.  If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers,
               insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the  then-current net asset value without paying an initial sales charge. Any CDSC you paid  on an A Class redemption that you are reinvesting will be credited to your account. You  or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading,  in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you  can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described  in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable  securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid annually, usually in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%        Tax Rate for
Type of Distribution                 and 15% Brackets        All Other Brackets
---------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate    Ordinary income rate
---------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                     20%
---------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                      20%(1)
---------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the  distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of the funds through financial intermediaries: A Class,  B Class, C Class, Advisor Class, Investor Class and
Institutional Class. The shares offered by this Prospectus are A, B, C and
Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only  differences among the classes are (a) each class may be subject to different expenses  specific to that class; (b) each class has a different identifying designation or name;  (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the funds' distributor may make payments for various services  or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because A and B Class shares are new, financial information is not available as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in each fund's Annual Report, which is available upon request.

LARGE COMPANY VALUE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

------------------------------------------------------------------------------------------
                                                                2002            2001(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $5.08             $4.69
------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                      0.06              0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain                              0.44              0.39
------------------------------------------------------------------------------------------
  Total From Investment Operations                              0.50              0.42
------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                   (0.05)            (0.03)
-----------------------------------------------------
  From Net Realized Gains                                        --                --
------------------------------------------------------------------------------------------
  Total Distributions                                          (0.05)            (0.03)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $5.53             $5.08
==========================================================================================
  TOTAL RETURN(3)                                               9.93%             8.94%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              1.15%            1.15%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           1.09%            1.53%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                          34%              55%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                          $6               $121
------------------------------------------------------------------------------------------

(1)  October 26, 2000 (commencement of sale) through March 31, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2001.

LARGE COMPANY VALUE FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $5.14
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
 Net Investment Income(2)                                               0.01
----------------------------------------------------
 Net Realized and Unrealized Gain                                       0.39
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.40
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
 From Net Investment Income                                            (0.01)
----------------------------------------------------
 From Net Realized Gains                                                 --
--------------------------------------------------------------------------------
 Total Distributions                                                   (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $5.53
================================================================================
 TOTAL RETURN(3)                                                        7.78%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.90%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.33%(4)
----------------------------------------------------
Portfolio Turnover Rate                                                 34%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $257
--------------------------------------------------------------------------------

(1)  November 7, 2001 (commencement of sale) through March 31, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were  calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

VALUE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

----------------------------------------------------------------------------------------------------
                                              2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.27       $5.36      $5.77       $7.73       $6.58
----------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(1)                    0.06        0.08       0.07        0.06        0.08
----------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.03        0.92       0.01       (0.80)       2.35
----------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.09        1.00       0.08       (0.74)       2.43
----------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                 (0.06)      (0.09)     (0.08)      (0.07)      (0.08)
----------------------------------------
  From Net Realized Gains                    (0.11)        --       (0.41)      (1.15)      (1.20)
----------------------------------------------------------------------------------------------------
  Total Distributions                        (0.17)      (0.09)     (0.49)      (1.22)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.19       $6.27      $5.36       $5.77       $7.73
====================================================================================================
  TOTAL RETURN(2)                            17.51%      18.72%      1.36%     (10.09)%     39.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.25%       1.25%      1.25%       1.25%       1.25%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.86%       1.46%      1.23%       0.94%       1.13%
----------------------------------------
Portfolio Turnover Rate                        151%        150%       115%        130%        130%
----------------------------------------
Net Assets, End of Period (in thousands)   $208,311    $102,357    $61,323     $54,277     $56,118
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31

--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $6.90
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
 Net Investment Income(2)                                               --(3)
---------------------------------------------------
 Net Realized and Unrealized Gain                                       0.42
--------------------------------------------------------------------------------
 Total From Investment Operations                                       0.42
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
 From Net Investment Income                                            (0.03)
---------------------------------------------------
 From Net Realized Gains                                               (0.11)
--------------------------------------------------------------------------------
 Total Distributions                                                   (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $7.18
================================================================================
 TOTAL RETURN(4)                                                        6.33%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     2.00%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (0.06)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                                151%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,866
--------------------------------------------------------------------------------

(1)  June 4, 2001 (commencement of sale) through March 31, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount is less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and do not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room, Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                  Fund Code     Ticker      Newspaper Listing
------------------------------------------------------------------------------
Large Company Value Fund
     A Class                    107           N/A         N/A
------------------------------------------------------------------------------
     B Class                    387           N/A         N/A
------------------------------------------------------------------------------
     C Class                    687           N/A         N/A
------------------------------------------------------------------------------
     Advisor Class              887           N/A         N/A
------------------------------------------------------------------------------
Value Fund
     A Class                    139           N/A         N/A
------------------------------------------------------------------------------
     B Class                    307           N/A         N/A
------------------------------------------------------------------------------
     C Class                    439           N/A         Value
------------------------------------------------------------------------------
     Advisor class              739           TWADX       Value
------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-378-9878

0212

SH-PRS-30914

American Century
statement of
additional information

DECEMBER 20, 2002

American Century Capital Portfolios, Inc.

Large Company Value Fund
Value Fund
Small Cap Value Fund
Equity Income Fund
Equity Index Fund
Real Estate Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated July 31, 2002 and December 20, 2002, but is not a prospectus.
The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit
www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

                                                                           1

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of  the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class                      Ticker Symbol        Inception Date
--------------------------------------------------------------------------------
Large Company Value
   Investor Class               ALVIX                07/30/99
--------------------------------------------------------------------------------
   Institutional Class          N/A                  08/10/01
--------------------------------------------------------------------------------
   A Class                      N/A                  N/A
--------------------------------------------------------------------------------
   B Class                      N/A                  N/A
--------------------------------------------------------------------------------
   C Class                      N/A                  11/07/01
--------------------------------------------------------------------------------
   Advisor Class                N/A                  10/26/00
--------------------------------------------------------------------------------
Value
   Investor Class               TWVLX                09/01/93
--------------------------------------------------------------------------------
   Institutional Class          AVLIX                07/31/97
--------------------------------------------------------------------------------
   A Class                      N/A                  N/A
--------------------------------------------------------------------------------
   B Class                      N/A                  N/A
--------------------------------------------------------------------------------
   C Class                      N/A                  06/04/01
--------------------------------------------------------------------------------
   Advisor Class                TWADX                10/02/96
--------------------------------------------------------------------------------
Small Cap Value
   Investor Class               ASVIX                07/31/98
--------------------------------------------------------------------------------
   Institutional Class          ACVIX                10/26/98
--------------------------------------------------------------------------------
   C Class                      N/A                  06/01/01
--------------------------------------------------------------------------------
   Advisor Class                ACSCX                12/31/99
--------------------------------------------------------------------------------
Equity Income
   Investor Class               TWEIX                08/01/94
--------------------------------------------------------------------------------
   Institutional Class          ACIIX                07/08/98
--------------------------------------------------------------------------------
   C Class                      N/A                  07/13/01
--------------------------------------------------------------------------------
   Advisor Class                TWEAX                03/07/97
--------------------------------------------------------------------------------
Equity Index
   Investor Class               ACIVX                02/26/99
--------------------------------------------------------------------------------
   Institutional Class          ACQIX                02/26/99
--------------------------------------------------------------------------------
Real Estate
   Investor Class               REACX                9/21/95
--------------------------------------------------------------------------------
   Institutional Class          REAIX                06/16/97
--------------------------------------------------------------------------------
   Advisor Class                AREEX                10/06/98
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Large Company Value, Value, Small Cap Value and Equity Income are each diversified as defined in the Investment Company Act of 1940 (the Investment
Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate to pursue a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Large Company Value, Value,
Small Cap Value, Equity Income and Real Estate funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The managers may use stock index futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See
Derivative Securities, page 8, and Short-Term Securities, page 10 and Futures and Options, page 11.

                                                                            3

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below.  An "X" indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                  Large                 Small
                                 Company                 Cap       Equity     Equity      Real
                                  Value      Value      Value     Income      Index     Estate
--------------------------------------------------------------------------------------------------
Equity Equivalent Securities        x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Debt Securities                     x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Foreign Securities                 35%        35%        20%        35%         x          x
--------------------------------------------------------------------------------------------------
Convertible Debt Securities         x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Short Sales                         x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Portfolio Lending                33-1/3%     33-1/3%     33-1/3%    33-1/3%    33-1/3%    33-1/3%
--------------------------------------------------------------------------------------------------
Derivative Securities               x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Investments in Companies with
Limited Operating Histories        5%         5%         5%         5%         5%         5%
--------------------------------------------------------------------------------------------------
Repurchase Agreements               x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements               x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Illiquid Securities                15%        15%        15%        15%        15%        15%
--------------------------------------------------------------------------------------------------
Restricted Securities               x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Short-Term Securities               x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Other Investment Companies         10%        10%        10%        10%        10%        10%
--------------------------------------------------------------------------------------------------
Futures and Options                 x          x          x          x          x          x
--------------------------------------------------------------------------------------------------
Forward Currency
Exchange Contracts                  x          x          x          x          x          x
--------------------------------------------------------------------------------------------------

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. For a description of the S&P and Moody's ratings categories, see Explanation of Fixed-Income Securities Ratings, page 52. Equity equivalents also may

4

include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign
Securities, page 6, are an example of the type of derivative security in which a fund might invest.

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Large Company Value, Value, Small Cap Value, Equity
Income and Real Estate is income creation. As a result, these funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard &
Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See Explanation of Fixed-Income
Securities Ratings, page 52.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the fund managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets.
Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

                                                                               5

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy,
Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all

6

or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinate to other similar but nonconvertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                                                                               7

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, having a value based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

8

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

                                                                             9

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price.  When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation).  Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments; and

*  Repurchase agreements.

10

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets of any investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges.
Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

                                                                             11

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise do so.
In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

12

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so; or

(2) When the fund managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

                                                                             13

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate enough cash or securities on its records to cover its obligations under the contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

14

Subject         Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objectives,
                policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   Large Company Value, Value, Small Cap Value and Equity Income
                may not concentrate their investments in securities of issuers in a particular industry (other than securities issued or
                guaranteed by the U.S. government or any of its agencies or instrumentalities). Equity Index may be concentrated to the extent that the S&P 500 is concentrated.
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, Large
Company Value, Value, Small Cap Value and Equity Income shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United
    States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas,  electric and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

                                                                           15

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject              Policy
--------------------------------------------------------------------------------
Leveraging           A fund may not purchase additional investment securities at any time when outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                     Illiquid securities include repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days, and securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.
--------------------------------------------------------------------------------
Issuers with Limited  A fund may invest up to 5% of its assets in the
Operating Histories  securities of issuers with limited operating histories. An issuer is considered to have a limited operating history
                     if it has a record of less than three years of continuous
                     operation. Periods of capital formation, incubation,
                     consolidations, and research and development may be
                     considered in determining whether particular issuer has a
                     record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Transactions with Subadvisor Affiliates

As described in further detail under the section titled Investment Advisor, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 522 Fifth Avenue, New York,
New York 10036.

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.),

16

offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

                                                                            17

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's Prospectus.

Large Company Value

The fund managers of Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years.  However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the fund managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the fund managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

Other Funds

The fund managers will purchase and sell securities regardless of the length of time the security has been held. Accordingly, the funds' portfolio turnover rates may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of

18

the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age is 75. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                          Position(s)    Length                                     Complex      Other
                          Held           of Time                                    Overseen     Directorships
                          with           Served    Principal Occupation(s)          by           Held by
Name, Address (Age)       Fund           (years)   During Past 5 Years              Director     Director
---------------------------------------------------------------------------------------------------------------------
Interested Directors
---------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.     Director,      43        Chairman, Director and           37           None
4500 Main Street          Chairman                 controlling shareholder, ACC
Kansas City, MO 64111     of the                   Chairman , ACIM, ACSC and
(78)                      Board                    other ACC subsidiaries
                                                   Director, ACIM, ACSC and
                                                   other ACC subsidiaries(1)
---------------------------------------------------------------------------------------------------------------------
James E. Stowers III      Director,      11        Co-Chairman, ACC                 37           None
4500 Main Street          Chairman                 (September 2000 to present)
Kansas City, MO 64111     of the                   Chief Executive Officer, ACC
(43)                      Board                    (June 1996 to September 2000)
                                                   Chief Executive Officer,
                                                   ACIM, ACSC and
                                                   other ACC subsidiaries
                                                   Director, ACC, ACIM, ACSC
                                                   and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------------------
Thomas A. Brown           Director       21        Strategic Account                37           None
4500 Main Street                                   Implementation Manager,
Kansas City, MO 64111                              Applied Industrial
(62)                                               Technologies, Inc.,
                                                   a corporation engaged in
                                                   the sale of bearings and
                                                   power transmission products
---------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D    Director       1         Retired, formerly a              37           None
4500 Main Street          Emeritus(2)              general surgeon
Kansas City, MO 64111
(69)
---------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.     Director       4         Senior Vice President,           37           Director,
4500 Main Street                                   Midwest Research Institute                    Midwest
Kansas City, MO 64111                                                                            Research
(57)                                                                                             Institute
---------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock           Director       5         Retired, formerly Chairman,      37           Director, RMI.NET
4500 Main Street                                   Public Service Company                        Inc., Hathaway
Kansas City, MO 64111                              of Colorado                                   Corporation and J.D.
(67)                                                                                             Edwards & Company
---------------------------------------------------------------------------------------------------------------------
Donald H. Pratt           Director,      6         Chairman,                        37           Director, Butler
4500 Main Street          Vice                     Western Investments, Inc.                     Manufacturing
Kansas City, MO 64111     Chairman                 Chairman of the Board,                        Company
(65)                      of the                   Butler Manufacturing                          Director, Atlas-
                          Board                    Company                                       America Inc. Copco,
                                                                                                 North America Inc
---------------------------------------------------------------------------------------------------------------------
Gale E. Sayers            Director       1         President, Chief Executive       37           None
4500 Main Street                                   Officer and Founder,
Kansas City, MO 64111                              Sayers Computer Source
(59)
---------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord    Director       7         Senior Vice President,           37           Director, DST
4500 Main Street                                   Finance-Global Markets Group,                 Systems, Inc.
Kansas City, MO 64111                              Sprint Corporation
(56)
---------------------------------------------------------------------------------------------------------------------
Timothy S. Webster         Director      Less      President and Chief               37          None
4500 Main Street                         than      Executive Officer,
Kansas City, MO 64111                    1 year    American Italian Pasta
(41)                                               Company
---------------------------------------------------------------------------------------------------------------------

20

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                         Position(s)    Length                                          Complex       Other
                         Held           of Time                                         Overseen      Directorships
                         with           Served      Principal Occupation(s)             by            Held by
Name, Address (Age)      Fund           (years)     During Past 5 Years                 Director      Director
--------------------------------------------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------------------------------------------
William M. Lyons         President      1           Chief Executive Officer, ACC        Not           Not
4500 Main St.                                       and other ACC subsidiaries          applicable    applicable
Kansas City, MO 64111                               (September 2000 to present)
(46)                                                President, ACC
                                                    (June 1997 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    General Counsel, ACC,
                                                    ACIM, ACIS, ACSC and
                                                    other ACC subsidiaries
                                                    (June 1989 to June 1998)
                                                    Also serves as: Executive Vice
                                                    President and Chief Operating
                                                    Officer, ACIM, ACIS, ACSC
                                                    and other ACC subsidiaries, and
                                                    Executive Vice President of
                                                    other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive      6           Chief Administrative Officer,       Not           Not
4500 Main St.            Vice                       ACC (August 1997 to present)        applicable    applicable
Kansas City, MO 64111    President                  Chief Financial Officer, ACC
(56)                                                (May 1995 to October 2002)
                                                    President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President,
                                                    ACC (May 1995 to present)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Financial Officer, ACIM, ACIS
                                                    and other ACC subsidiaries,
                                                    and Treasurer of ACC and
                                                    other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA     Senior         1           Senior Vice President and           Not           Not
4500 Main St.            Vice                       Assistant Treasurer, ACSC           applicable    applicable
Kansas City, MO 64111    President,
(46)                     Treasurer
                         and Chief
                         Accounting
                         Officer
--------------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior         1           Senior Vice President, ACIM,        Not           Not
4500 Main St.            Vice                       ACIS, ACSC and other ACC            applicable    applicable
Kansas City, MO 64111    President                  subsidiaries
(44)                     and                        (June 1998 to present)
                         General                    General Counsel, ACC, ACIM,
                         Counsel                    ACIS, ACSC and other
                                                    ACC subsidiaries
                                                    (June 1998 to present)
                                                    Consultant to mutual
                                                    fund industry
                                                    (May 1997 to April 1998)
--------------------------------------------------------------------------------------------------------------------

                                                                           21

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                         Position(s)    Length                                         Complex      Other
                         Held           of Time                                        Overseen     Directorships
                         with           Served     Principal Occupation(s)             by           Held by
Name, Address (Age)      Fund           (years)    During Past 5 Years                 Director     Director
------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller     4          Vice President, ACSC                Not          Not
4500 Main St.                                      (February 2000 to present)          applicable   applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(36)                                               ACSC
------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer    4          Vice President, Corporate Tax,      Not          Not
4500 Main St.                                      ACSC (April 1998 to present)        applicable   applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS and
(35)                                               other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, American Century
                                                   Employee Benefit Services, Inc.
                                                   (January 2000 to December 2000)
                                                   Treasurer, American Century
                                                   Employee Benefit Services, Inc.
                                                   (December 2000 to present)
                                                   Treasurer, American Century
                                                   Ventures, Inc.
                                                   (December 1999 to January 2001)
                                                   Controller, ACSC
                                                   (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(2) Dr. Robert Doering resigned as a full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board, and has no voting power relating to fund operations. He is not an interested person of the funds or
    ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
November 30, 2001, DST received $19,600,000 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2001, was approximately $1.67 billion.

Ms. Strandjord is a director of DST and a holder of 53,000 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to

22

evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

COMMITTEES

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                   Number of
                                                                                                   Meetings Held
                                                                                                   During Last
Committee           Members                   Function                                             Fiscal Year
----------------------------------------------------------------------------------------------------------------
Executive           James E. Stowers, Jr.     The Executive Committee performs the functions      0
                    James E. Stowers III      of the Board of Directors between Board meetings,
                    Donald H. Pratt           subject to the limitations on its power set out in
                                              the Maryland General Corporation Law, and except
                                              for matters required by the Investment Company
                                              Act to be acted upon by the whole Board.
----------------------------------------------------------------------------------------------------------------
Compliance          Andrea C. Hall, PhD       The Compliance and Shareholder Communications       4
and Shareholder     Thomas A. Brown           Committee reviews the results of the funds'
Communications      Gale E. Sayers            compliance testing program, reviews quarterly
                    Timothy S. Webster        reports from the Communications advisor
                                              to the Board regarding various compliance
                                              matters and monitors the implementation of the
                                              funds' Code of Ethics, including any violations.
----------------------------------------------------------------------------------------------------------------
Audit               D.D. (Del) Hock           The Audit Committee recommends the                  4
                    Donald H. Pratt           engagement of the funds' independent
                    M. Jeannine Strandjord    auditors and oversees its activities. The
                                              Committee receives reports from the
                                              advisor's Internal Audit Department, which
                                              is accountable to the Committee. The
                                              Committee also receives reporting about
                                              compliance matters affecting the funds.
----------------------------------------------------------------------------------------------------------------
Governance          Donald H. Pratt           The Board Governance Committee primarily            0
                    M. Jeannine Strandjord    considers and recommends individuals for
                    Thomas A. Brown           nomination as directors. The names of potential
                                              director candidates are drawn from a number
                                              of sources, including recommendations from
                                              members of the Board, management and
                                              shareholders. This committee also reviews
                                              and makes recommendations to the Board
                                              with respect to the composition of Board
                                              committees and other Board-related matters,
                                              including its organization, size, composition,
                                              responsibilities, functions and compensation.
----------------------------------------------------------------------------------------------------------------

                                                                           23

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
                              Total              Total Compensation
                              Compensation       from the
                              from the           American Century
Name of Director              Funds(1)           Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown               $5,842             $73,000
--------------------------------------------------------------------------------
Robert W. Doering, M.D.       $3,547             $49,167
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.         $5,900             $73,000
--------------------------------------------------------------------------------
D.D. (Del) Hock               $5,834             $72,500
--------------------------------------------------------------------------------
Donald H. Pratt               $6,027             $75,000
--------------------------------------------------------------------------------
Gale E. Sayers                $5,713             $71,000
--------------------------------------------------------------------------------
M. Jeannine Strandjord        $5,835             $73,000
--------------------------------------------------------------------------------
Timothy S. Webster(3)         $2,888             $29,667
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
     March 31, 2002, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
     Deferred Compensation Plan.

(2)  Includes compensation paid by the five investment company members of the
     American Century family of funds served by this Board.  The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Brown, $13,200; Dr. Hall, $65,000; Mr. Hock, $65,000; Mr. Pratt, $16,583;
     and Mr. Sayers, $53,500.

(3)  Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

24

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2002.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                        NAME OF DIRECTORS
                                                ----------------------------------------------------------------
                                                  James E.      James E.     Thomas A.   Robert W.   Andrea C
                                                Stowers, Jr.   Stowers III     Brown      Doering    Hall, Ph.D.
----------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
----------------------------------------------------------------------------------------------------------------
     Large Company Value Fund                         A             A            A           A            A
----------------------------------------------------------------------------------------------------------------
     Value Fund                                       A             A            C           E            A
----------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                             A             A            B           A            A
----------------------------------------------------------------------------------------------------------------
     Equity Income Fund                               A             A            A           A            A
----------------------------------------------------------------------------------------------------------------
     Equity Index Fund                                A             A            A           A            A
----------------------------------------------------------------------------------------------------------------
     Real Estate Fund                                 A             A            A           A            A
----------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E             E            E           E            D
----------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

                                                                   NAME OF DIRECTORS
                                                 ---------------------------------------------------------
                                                 D.D. (Del)    Donald    Gale E.  M. Jeannine    Timothy
                                                    Hock      H. Pratt   Sayers   Strandjord     Webster
----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
----------------------------------------------------------------------------------------------------------
     Large Company Value Fund                         A           A         A          A            A
----------------------------------------------------------------------------------------------------------
     Value Fund                                       C           C         A          E            A
----------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                             A           A         A          A            A
----------------------------------------------------------------------------------------------------------
     Equity Income Fund                               E           A         A          A            A
----------------------------------------------------------------------------------------------------------
     Equity Index Fund                                A           A         A          A            A
----------------------------------------------------------------------------------------------------------
     Real Estate Fund                                 D           C         A          A            A
----------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E           E         C         E             A
----------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

CODES OF ETHICS

The funds, their investment advisor, principal underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

                                                                            25

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 23, 2002, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                                                       Percentage of Outstanding
Fund/Class   Shareholder                               Shares Owned
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
   Investor
             American Century Investment                    10%
             Management, Inc.
             Kansas City, Missouri

             American Century Services Corp.                6%
             KPESP 2018 Aggressive
             Kansas City, Missouri
--------------------------------------------------------------------------------
   Institutional
             UMB TR                                         55%
             American Century Services
             Corporation Stock Option
             Surrender Plan Trust
             Kansas City, Missouri

             Trustees of American Century P/S               27%
             & 401(k) Savings Plan and Trust
             Kansas City, Missouri

             UMB TR American Century                        12%
             Executive Deferred Comp
             Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor
             Charles Schwab & Co.                           97%
             San Francisco, California
--------------------------------------------------------------------------------
   C
             Donaldson Lufkin Jenrette                      8%
             Securities Corp.
             Jersey City, New Jersey
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
   Investor
             The Guardian Insurance &                       5%
             Annuity Company
             Bethlehem, Pennsylvania
--------------------------------------------------------------------------------
   Institutional
             Chase Manhattan Bank as                        26%
             Trustee for Robert Bosch Corporation
             New York, New York

             UMB Bank TR                                    16%
             BAE Employees Svgs Inv Plan Trust
             Kansas City, Missouri

             Wells Fargo Bank MN NA                         15%
             FBO WF Financial
             Thrift & Profit Sharing Plan
             Minneapolis, Minnesota

             Nationwide Insurance Company                   12%
             Columbus, Ohio

             Trustees of American Century P/S &             7%
             401(k) Savings Plan & Trust
             Kansas City, Missouri

             Chase Manhattan Bank as Trustee for            6%
             Winnebago Industries, Inc.
             Deferred Savings Invest Plan
             New York, New York

             American Century Investment                    6%
             Management, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------

                                                      Percentage of Outstanding
Fund/Class   Shareholder                              Shares Owned
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
   Advisor
             Principal Life Insurance Company               55%
             Des Moines, Iowa

             James B. Anderson Trustee for                  7%
             American Chamber of Commerce
             Amended and Restated 401(k) Plan & Trust
             Springfield, Missouri
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co. Inc.                      19%
             San Francisco, California

             National Financial Services, Corp.             8%
             New York, New York
--------------------------------------------------------------------------------
   Institutional
             Fidelity FIIOC TR                              31%
             Covington, Kentucky

             Charles Schwab & Co. Inc.                      14%
             San Francisco, California

             JP Morgan Chase & Co. TR                       13%
             Marconi USA Wealth Accumulation
             Plan Trust
             New York, New York

             Chase Manhattan Bank TR                        10%
             The BOC Group Inc. Savings
             Investment Plan Trust
             New York, New York

             Byrd & Co.                                     6%
             Philadelphia, Pennsylvania

             Trustees of American Century                   6%
             P/S and 401(k) Savings Plan & Trust
             Kansas City, Missouri

             Chase Manhattan Bank TR                        5%
             The Reynolds & Reynolds Co.
             401k Savings Plan Trust
             New York, New York
--------------------------------------------------------------------------------
   Advisor
             Principal Life Insurance Company               62%
             Des Moines, Iowa

             M L P F & S                                    15%
             Jacksonville, Florida
--------------------------------------------------------------------------------
   C
             American Enterprise Investment Svcs            8%
             Minneapolis, Minnesota
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Company                       15%
             San Francisco, California

             National Financial Services Corp.              9%
             New York, New York
--------------------------------------------------------------------------------

                                                                          27

                                                      Percentage of Outstanding
Fund/Class   Shareholder                              Shares Owned
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
   Institutional

             Fidelity FIIOC TR                               14%
             Covington, Kentucky

             Chase Manhattan Bank TR                         12%
             Hayes Lemherz International Inc.
             Retirement Savings Plan Trust
             New York, New York

             Bear Stearns Securities Corp.                   11%
             Brooklyn, New York

             JP Morgan Chase & Co. TR                        11%
             Marconi USA Wealth Accumulation
             Plan Trust
             New York, New York

             Chase Manhattan Bank TR                         10%
             Marconi USA Wealth Accumulation
             Matching Plan Trust
             New York, New York

             Rockhurst University Endowment Fund             7%
             Kansas City, Missouri

             Trustees of American Century Profit Sharing     7%
             and 401(k) Savings Plan and Trust
             Kansas City, Missouri

             Charles Schwab & Co.                            6%
             San Francisco, California

             Vallee & Co.                                    5%
             c/o Marshall & Ilsley Trust Co.
             Milwaukee, Wisconsin

             UBATCO & Co.                                    5%
             FBO College Savings Plan of NE
             Lincoln, Nebraska
--------------------------------------------------------------------------------
   Advisor
             Charles Schwab & Company                       22%
             San Francisco, California

             Saxon & Co.                                    13%
             Philadelphia, Pennsylvania

             Mitra & Co.                                    6%
             Milwaukee, Wisconsin
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
   Investor

             JP Morgan Chase Bank                           6%
             Trustee Magnetek Flexcare Plus
             Retirement Savings Plan
             New York, New York
--------------------------------------------------------------------------------
   Institutional
             UMB Trustee                                    12%
             Newell Rubbermaid 401K
             Savings Plan and Trust
             Kansas City, Missouri

             The Chase Manhattan Bank Trustee               7%
             Robert Bosch Corporation
             New York, New York

             UMB Trustee
             Anderson Corporation                           5%
             Employees 401K
             Kansas City, Missouri
--------------------------------------------------------------------------------

                                                       Percentage of Outstanding
Fund/Class   Shareholder                               Shares Owned
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Company                       21%
             San Francisco, California
--------------------------------------------------------------------------------
   Institutional
             Fidelity FIIOC TR                              50%
             Covington, Kentucky

             Charles Schwab & Company                       24%
             San Francisco, California

             Trustees of American Century Profit Sharing    11%
             and 401(k) Savings Plan and Trust
             Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor
             Orchard Trust Company Custodian                29%
             Englewood, Colorado

             Great West Life & Annuity                      16%
             Insurance Co.
             Englewood, Colorado

             Charles Schwab & Company                       12%
             San Francisco, California
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios, Inc. As of November 23, 2002,
the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

                                                                            29

For the services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

Fund                 Class              Percentage of Net Assets
--------------------------------------------------------------------------------
Large Company Value  Investor           0.90% of first $1 billion
                                        0.80% of the next $4 billion
                                        0.70% over $5 billion
                     -----------------------------------------------------------
                     Institutional      0.70% of first $1 billion
                                        0.60% of the next $4 billion
                                        0.50% over $5 billion
                     -----------------------------------------------------------
                     A, B, C            0.90% of first $1 billion
                                        0.80% of the next $4 billion
                                        0.70% over $5 billion
                     -----------------------------------------------------------
                     Advisor            0.65% of first $1 billion
                                        0.55% of the next $4 billion
                                        0.45% over $5 billion
--------------------------------------------------------------------------------
Value                Investor           1.00%
                     -----------------------------------------------------------
                     Institutional      0.80%
                     -----------------------------------------------------------
                     A, B, C            1.00%
                     -----------------------------------------------------------
                     Advisor            0.75%
--------------------------------------------------------------------------------
Small Cap Value      Investor           1.25%
                     -----------------------------------------------------------
                     Institutional      1.05%
                     -----------------------------------------------------------
                     C                  1.25%
                     -----------------------------------------------------------
                     Advisor            1.00%
--------------------------------------------------------------------------------
Equity Income        Investor           1.00%
                     -----------------------------------------------------------
                     Institutional      0.80%
                     -----------------------------------------------------------
                     C                  1.00%
                     -----------------------------------------------------------
                     Advisor            0.75%
--------------------------------------------------------------------------------
Equity Index         Investor           0.49%
                     -----------------------------------------------------------
                     Institutional      0.29%
--------------------------------------------------------------------------------
Real Estate          Investor           1.20% of first $100 million
                                        1.15% over $100 million
                     -----------------------------------------------------------
                     Institutional      1.00% of first $100 million
                                        0.95% over $100 million
                     -----------------------------------------------------------
                     Advisor            0.95% of first $100 million
                                        0.90% over $100 million
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator being the number of days in the previous month and the denominator being 365 (366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2002, 2001 and 2000 are indicated in the following table. As new classes, information regarding the A and B Classes was not available as of the end of the fiscal year.

UNIFIED MANAGEMENT FEES
------------------------------------------------------------------------------

Fund                    2002             2001            2000
------------------------------------------------------------------------------
Large Company Value
    Investor            $401,940         $131,814        $72,002
------------------------------------------------------------------------------
    Institutional       $3,574           N/A             N/A
------------------------------------------------------------------------------
    Advisor             $775             $331            N/A
------------------------------------------------------------------------------
    C                   $534             N/A             N/A
------------------------------------------------------------------------------
Value
    Investor            $17,814,976      $14,229,365     $17,395,789
------------------------------------------------------------------------------
    Institutional       $1,714,283       $1,058,450      $495,545
------------------------------------------------------------------------------
    Advisor             $1,099,846       $567,910        $453,476
------------------------------------------------------------------------------
    C                   $5,187           N/A             N/A
------------------------------------------------------------------------------
Small Cap Value
    Investor            $9,971,554       $952,726        $216,524
------------------------------------------------------------------------------
    Institutional       $350,372         $46,754         $12,964
------------------------------------------------------------------------------
    Advisor             $774,361         $64,875         $62
------------------------------------------------------------------------------
    C                   $24,220          N/A             N/A
------------------------------------------------------------------------------

                                                                           31

UNIFIED MANAGEMENT FEES
---------------------------------------------------------------------
Fund                  2002          2001          2000
---------------------------------------------------------------------
Equity Income
    Investor          $7,027,325    $3,400,449    $3,284,147
---------------------------------------------------------------------
    Institutional     $387,425      $121,901      $73,275
---------------------------------------------------------------------
    Advisor           $343,148      $169,409      $139,749
---------------------------------------------------------------------
    C                 $7,343
---------------------------------------------------------------------
Equity Index
    Investor          $437,170      $350,809      $227,932
---------------------------------------------------------------------
    Institutional     $1,308,235    $1,326,994    $1,055,989
---------------------------------------------------------------------
Real Estate
    Investor          $1,040,597    $1,019,524    $1,285,860(1)
---------------------------------------------------------------------
    Institutional     $135,140      $144,714      $236,619(2)
---------------------------------------------------------------------
    Advisor           $116,872      $67,831       $30,305(3)
---------------------------------------------------------------------

(1)  Includes $375,034 paid to RREEF America L.L.C. for the period
     April 1, 1999 through December 31, 1999.

(2)  Includes $84,135 paid to RREEF America L.L.C., for the period
     April 1, 1999 through December 31, 1999.

(3)  Includes $6,377 paid to RREEF America L.L.C. for the period
     April 1, 1999 through December 31, 1999.

SUBADVISORS

Equity Index Fund

The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Barclays Global Fund Advisors ("Barclays") serves as subadvisor to the Equity
Index Fund under a subadvisory agreement between the manager and Barclays dated
January 29, 1999. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by Barclays, the manager, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of
(i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that Barclays will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
Barclays a monthly fee at an annual rate of 0.05% of the fund's average daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2002, 2001 and 2000, the advisor paid
Barclays Global Fund Advisors subadvisory fees as listed in the following table:

Barclays Global Fund Advisors Subadvisory Fees
--------------------------------------------------------------------------------
2002                                                   $151,032
--------------------------------------------------------------------------------
2001                                                   $186,111
--------------------------------------------------------------------------------
2002                                                   $175,113
--------------------------------------------------------------------------------

Real Estate Fund

The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Real Estate Fund under a subadvisory agreement between the manager and JPMIM dated January 1, 2000, that was approved by shareholders on December 17, 1999. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of
Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets.

For the fiscal years ended March 31, 2002, 2001 and 2000 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees
--------------------------------------------------------------------------------
2002                                 $466,608
--------------------------------------------------------------------------------
2001                                 $491,848
--------------------------------------------------------------------------------
2000                                 $546,211
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

Special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

                                                                            33

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche provide services including

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings, and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. The information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2002, 2001, and 2000, the brokerage commissions of each fund were as follows:

Fund                          2002             2001              2000
---------------------------------------------------------------------------------
Large Company Value          $37,880          $10,955        $9,212(1)
---------------------------------------------------------------------------------
Value                     $6,250,574       $5,842,784       $6,143,830
---------------------------------------------------------------------------------
Small Cap Value           $3,059,659         $536,404          $70,477
---------------------------------------------------------------------------------
Equity Income             $1,803,207       $1,329,918       $1,133,324
---------------------------------------------------------------------------------
Equity Index                 $57,745         $133,371          $39,357
---------------------------------------------------------------------------------
Real Estate                 $726,115         $924,761         $612,952
---------------------------------------------------------------------------------

(1)  For the eight months ended March 31, 2000.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian, and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class of shares, shareholders of the fund or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to six classes of shares: Investor
Class, Institutional Class, A Class, B Class, C Class and Advisor Class. Not all
funds offer all six classes.

                                                                            35

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan and C Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of
Directors quarterly for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the
Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of March 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

                                                                           37

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of March 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the funds' C Class shares.
During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the C Class Plan were:

    Large Company Value              $593
    Value                          $5,187
    Small Cap Value               $19,376
    Equity Income                  $7,344

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

                                                                           39

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Following the Advisor Class Plan, the Advisor Class pays the advisor, as paying agent for the funds, a fee equal to 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan was:

    Large Company Value              $596
    Value                        $732,908
    Small Cap Value              $387,054
    Equity Income                $228,702
    Real Estate                   $61,888

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions;

(h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; an

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

    Large Company Value              $298
    Value                        $366,454
    Small Cap Value              $193,527
    Equity Income                $114,351
    Real Estate                   $30,944

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

                                                                            41

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
    NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

    Large Company Value              $298
    Value                        $366,454
    Small Cap Value              $193,527
    Equity Income                $114,351
    Real Estate                   $30,944

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been offered as of the date of this Statement of Additional Information. The aggregate contingent deferred sales charges paid to the Distributor for the C Class shares in the fiscal year ended March 31, 2002 were Value, $473.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                                Dealer Concession
--------------------------------------------------------------------------------
less than $50,000                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                            3.25%
--------------------------------------------------------------------------------
$250,000 - 499,999                             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                        0.50%
--------------------------------------------------------------------------------
greater than $10,000,000                       0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.
In addition, B and C Class purchases and A Class purchases greater than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

                                                                           43

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, these

calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by a fund on shares of stock of domestic corporations (excluding REITs) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.
Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                            Capital Loss Carryover
--------------------------------------------------------------------------------
Large Company Value             $31,665 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Equity Index                    $13,556,875 (expiring in 2009 through 2010)
--------------------------------------------------------------------------------
Real Estate                     $21,556,490 (expiring in 2007 through 2009)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption

                                                                            45

proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application.
Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit
(REMIC)(referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. [In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income.] In addition, if at any time during any taxable year a
"disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following table shows the average annual total returns for the various classes calculated three different ways. As new classes, information for the A and B Classes of Large Company Value and Value is not available as of the date of this Statement of Additional Information.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                           47

AVERAGE ANNUAL TOTAL RETURNS--- INVESTOR CLASS (FISCAL YEAR ENDED MARCH 31, 2002)
----------------------------------------------------------------------------------------------------
                                                                       From       Inception
Fund                                   1 year    5 years   10 years    Inception  Date
----------------------------------------------------------------------------------------------------
Large Company Value                                                               July 30, 1999
Return Before Taxes                   10.20%     N/A       N/A         5.36%
Return After Taxes on Distributions    9.67%     N/A       N/A         4.75%
Return After Taxes on Distributions    6.24%     N/A       N/A         3.99%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Value                                                                             September 9, 1993
Return Before Taxes                   17.96%    12.48%     N/A        14.50%
Return After Taxes on Distributions   16.73%     8.62%     N/A        10.71%
Return After Taxes on Distributions   10.97%     8.18%     N/A        10.06%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Small Cap Value                                                                   July 31, 1998
Return Before Taxes                   33.97%     N/A       N/A        20.91%
Return After Taxes on Distributions   32.66%     N/A       N/A        19.00%
Return After Taxes on Distributions   20.76%     N/A       N/A        16.21%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Equity Income                                                                     August 1, 1994
Return Before Taxes                   17.35%    15.13%     N/A        16.73%
Return After Taxes on Distributions   16.01%    10.61%     N/A        12.31%
Return After Taxes on Distributions   10.58%     9.96%     N/A        11.53%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Equity Index                                                                      February 26, 1998
Return Before Taxes                   -0.16%     N/A       N/A        -1.70%
Return After Taxes on Distributions   -0.52%     N/A       N/A        -2.11%
Return After Taxes on Distributions   -0.10%     N/A       N/A        -1.52%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Real Estate                                                                       September 21, 1995
Return Before Taxes                   20.23%     7.88%     N/A        13.15%
Return After Taxes on Distributions   18.51%     5.78%     N/A        10.97%
Return After Taxes on Distributions   12.32%     5.24%     N/A         9.75%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS ---INSTITUTIONAL CLASS (FISCAL YEAR ENDED MARCH 31, 2002)

                                                                       From       Inception
Fund                                   1 year   5 years   10 years     Inception  Date
----------------------------------------------------------------------------------------------------
Large Company Value                                                               August 10, 2001
Return Before Taxes                    N/A      N/A       N/A          2.69%
Return After Taxes on Distributions    N/A      N/A       N/A          2.29%
Return After Taxes on Distributions    N/A      N/A       N/A          1.63%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Value                                                                             July 31, 1997
Return Before Taxes                    18.19%   N/A       N/A          9.38%
Return After Taxes on Distributions    16.87%   N/A       N/A          5.32%
Return After Taxes on Distributions    11.11%   N/A       N/A          5.44%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------
Small Cap Value                                                                   October 26, 1998
Return Before Taxes                    34.11%   N/A       N/A          24.04%
Return After Taxes on Distributions    32.72%   N/A       N/A          21.85%
Return After Taxes on Distributions    20.84%   N/A       N/A          18.66%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS ---INSTITUTIONAL CLASS (FISCAL YEAR ENDED MARCH 31, 2002)
-------------------------------------------------------------------------------------------------
                                                                     From       Inception
Fund                                   1 year   5 years   10 years   Inception  Date
-------------------------------------------------------------------------------------------------
Equity Income                                                                   July 8, 1998
Return Before Taxes                    17.40%   N/A       N/A        11.62%
Return After Taxes on Distributions    15.97%   N/A       N/A        7.81%
Return After Taxes on Distributions    10.61%   N/A       N/A        7.34%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Equity Index                                                                    February 26, 1999
Return Before Taxes                    -0.17%   N/A       N/A        -1.51%
Return After Taxes on Distributions    -0.61%   N/A       N/A        -1.99%
Return After Taxes on Distributions    -0.12%   N/A       N/A        -1.41%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Real Estate                                                                     June 16, 1997
Return Before Taxes                    20.45%   N/A       N/A        7.92%
Return After Taxes on Distributions    18.64%   N/A       N/A        5.88%
Return After Taxes on Distributions    12.45%   N/A       N/A        5.29%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS ---ADVISOR CLASS (FISCAL YEAR ENDED MARCH 31, 2002
-------------------------------------------------------------------------------------------------
                                                                    From       Inception
Fund                                   1 year   5 years   10 years  Inception  Date
-------------------------------------------------------------------------------------------------
Large Company Value                                                            October 26, 2000
Return Before Taxes                    9.93%      N/A       N/A     13.55%
Return After Taxes on Distributions    9.51%      N/A       N/A     12.99%
Return After Taxes on Distributions    6.08%      N/A       N/A     10.58%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Value                                                                          October 1, 1996
Return Before Taxes                    17.51%   12.18%      N/A     12.61%
Return After Taxes on Distributions    16.40%    8.44%      N/A     8.61%
Return After Taxes on Distributions    10.70%    8.00%      N/A     8.24%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Small Cap Value                                                                December 31, 1999
Return Before Taxes                    33.74%     N/A       N/A     34.64%
Return After Taxes on Distributions    32.52%     N/A       N/A     33.02%
Return After Taxes on Distributions    20.62%     N/A       N/A     27.63%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Equity Income                                                                  March 7, 1997
Return Before Taxes                    17.05%   14.88%      N/A     14.01%
Return After Taxes on Distributions    15.83%   10.46%      N/A     9.59%
Return After Taxes on Distributions    10.41%    9.81%      N/A     9.06%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------
Real Estate                                                                    October 6, 1998
Return Before Taxes                    19.93%      N/A      N/A     13.74%
Return After Taxes on Distributions    18.33%      N/A      N/A     11.62%
Return After Taxes on Distributions    12.14%      N/A      N/A     10.03%
   and Sale of Fund Shares
-------------------------------------------------------------------------------------------------

                                                                           49

AVERAGE ANNUAL TOTAL RETURNS--- C CLASS (FISCAL YEAR ENDED MARCH 31, 2002)(1)
----------------------------------------------------------------------------------------------
                                                                   From       Inception
Fund                                   1 year  5 years  10 years   Inception  Date
----------------------------------------------------------------------------------------------
Large Company Value                                                           November 7, 2001
Return Before Taxes                    N/A     N/A      N/A        6.78%
Return After Taxes on Distributions    N/A     N/A      N/A        6.71%
Return After Taxes on Distributions    N/A     N/A      N/A        4.16%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------
Value                                                                         June 4, 2001
Return Before Taxes                    N/A     N/A      N/A        5.33%
Return After Taxes on Distributions    N/A     N/A      N/A        4.50%
Return After Taxes on Distributions    N/A     N/A      N/A        3.24%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------
Small Cap Value                                                               June 1, 2001
Return Before Taxes                    N/A     N/A      N/A        14.80%
Return After Taxes on Distributions    N/A     N/A      N/A        13.89%
Return After Taxes on Distributions    N/A     N/A      N/A        9.02%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------
Equity Income                                                                 July 13, 2001
Return Before Taxes                    N/A     N/A      N/A        7.45%
Return After Taxes on Distributions    N/A     N/A      N/A        6.81%
Return After Taxes on Distributions    N/A     N/A      N/A        4.54%
   and Sale of Fund Shares
----------------------------------------------------------------------------------------------

(1)  Returns reflect the deduction of a 1% CDSC, incurred only if shares were redeemed within the first year after purchase.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may use reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

In addition to any other permissible information, the funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement these discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March
31, 2002, are incorporated herein by reference.

                                                                            51

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB      Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
        However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B       Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

                                                                           53

Fitch, Inc.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest
                prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
                'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
---------------------------------------------------------------------------------------------------
S&P     Moody's      Description
---------------------------------------------------------------------------------------------------
A-1     Prime-1      This indicates that the degree of safety regarding timely payment is strong.
        (P-1)        Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
---------------------------------------------------------------------------------------------------
A-2     Prime-2      Capacity for timely payment on commercial paper is satisfactory, but the
        (P-2)        relative degree of safety is not as high as for issues designated A-1.
                     Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
---------------------------------------------------------------------------------------------------
A-3     Prime-3      Satisfactory capacity for timely repayment. Issues that carry this rating
        (P-3)        are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------------------------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P     Moody's         Description
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with ample margins of
                        protection, although not so large as in the preceding
                        group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security
                        elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access for
                        refinancing, in particular, is less likely to be
                        well-established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                        but having protection and not distinctly or
                        predominantly speculative.
--------------------------------------------------------------------------------

NOTES

                                                                            55

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C.
                  20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-31135   0212

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23   Exhibits (all  exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
          Inc., dated June 11, 1993 (filed electronically as Exhibit 1a to
          Post-Effective Amendment No. 5 to the Registration Statement of the
          Registrant on July 31, 1996, File No. 33-64872).

          (2) Articles Supplementary of Twentieth Century Capital Portfolios,
          Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to
          Post-Effective Amendment No. 24 to the Registration Statement of the
          Registrant on October 10, 2002, File No. 33-64872).

          (3) Articles Supplementary of Twentieth Century Capital Portfolios,
          Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to
          Post-Effective Amendment No. 5 to the Registration Statement of the
          Registrant on July 31, 1996, File No. 33-64872).

          (4) Articles Supplementary of Twentieth Century Capital Portfolios,
          Inc., dated September 9, 1996 (filed electronically as Exhibit a3 to
          Post-Effective Amendment No. 15 to the Registration Statement of the
          Registrant on May 14, 1999, File No. 33-64872).

          (5) Articles of Amendment of Twentieth Century Capital Portfolios,
          Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to
          Post-Effective Amendment No. 7 to the Registration Statement of the
          Registrant on March 3, 1997, File No. 33-64872).

          (6) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to
          Post-Effective Amendment No. 7 to the Registration Statement of the
          Registrant on March 3, 1997, File No. 33-64872).

          (7) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 30, 1997 (filed electronically as Exhibit b1e to
          Post-Effective Amendment No. 8 to the Registration Statement of the
          Registrant on May 21, 1997, File No. 33-64872).

          (8) Certificate of Correction to Articles Supplementary of American
          Century Capital Portfolios, Inc., dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the
          Registration Statement of the Registrant on May 21, 1997, File No.
          33-64872).

          (9) Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc., dated June 13, 1997
          (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15
          to the Registration Statement of the Registrant on May 14, 1999, File
          No. 33-64872).

          (10) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated December 18, 1997 (filed electronically as Exhibit b1g to
          Post-Effective Amendment No. 9 to the Registration Statement of the
          Registrant on February 17, 1998, File No. 33-64872).

          (11) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 1, 1998 (filed electronically as Exhibit b1h to
          Post-Effective Amendment No. 11 to the Registration Statement of the
          Registrant on June 26, 1998, File No. 33-64872).

          (12) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated January 29, 1999 (filed electronically as Exhibit b1i to
          Post-Effective Amendment No. 14 to the Registration Statement of the
          Registrant on December 29, 1998, File No. 33-64872).

          (13) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated February 16, 1999 (filed electronically as Exhibit a12 to
          Post-Effective Amendment No. 15 to the Registration Statement of the
          Registrant on May 14, 1999, File No. 33-64872).

          (14) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 2, 1999 (filed electronically as Exhibit a13 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

          (15) Certificate of Correction to Articles Supplementary of American
          Century Capital Portfolios, Inc., dated May 12, 1999 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 24 to
          the Registration Statement of the Registrant on October 10, 2002, File
          No. 33-64872).

          (16) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 8, 2000 (filed electronically as Exhibit a14 to
          Post-Effective Amendment No. 17 to the Registration Statement of the
          Registrant on July 28, 2000, File No. 33-64872).

          (17) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

          (18) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

          (19) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated May 21, 2001 (filed electronically as Exhibit a17 to
          Post-Effective Amendment No. 21 to the Registration Statement of the
          Registrant on July 30, 2001, File No. 33-64872).

          (20) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated August 23, 2001 (filed electronically as Exhibit a18 to
          Post-Effective Amendment No. 22 to the Registration Statement of the
          Registrant on July 30, 2002, File No. 33-64872).

          (21) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to
          Post-Effective Amendment No. 22 to the Registration Statement of the
          Registrant on July 30, 2002, File No. 33-64872).

          (22) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to
          Post-Effective Amendment No. 22 to the Registration Statement of the
          Registrant on July 30, 2002, File No. 33-64872).

          (23) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to
          Post-Effective Amendment No. 22 to the Registration Statement of the
          Registrant on July 30, 2002, File No. 33-64872).

          (24) Certificate of Correction to Articles Supplementary of American
          Century Capital Portfolios, Inc., dated June 17, 2002 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 22 to
          the Registration Statement of the Registrant on July 30, 2002, File
          No. 33-64872).

          (25) Articles Supplementary of American Century Capital Portfolios,
          Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to
          Post-Effective Amendment No. 22 to the Registration Statement of the
          Registrant on July 30, 2002, File No. 33-64872).

(b)       (1) By-Laws of Twentieth Century Capital Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on July 31, 1996, File No.
          33-64872).

          (2) Amendment to the By-Laws of American Century Mutual Funds, Inc.
          American Century Capital Portfolios, Inc., American Century World
          Mutual Funds, Inc. and American Century Strategic Asset Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment
          No. 9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth and Article
          Ninth of Registrant's Articles of Incorporation, appearing as Exhibit
          1a to Post-Effective Amendment No. 5 on Form N-1A of the Registrant;
          and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39,
          40, 45 and 46 of Registrant's By-Laws appearing as Exhibit b2 to
          Post-Effective Amendment No. 5 on Form N-1A of the Registrant, and
          Sections 25, 30, and 31 of Registrant's Amendment to By-Laws appearing as Exhibit 2b to Post-Effective Amendment No. 9 on Form N-1A of the
          Registrant.

(d)       (1) Management Agreement between American Century Capital Portfolios,
          Inc. and American Century Investment Management, Inc., dated August 1,
          1997 (filed electronically as Exhibit b5a to Post-Effective Amendment
          No. 9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

          (2) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated July 30, 1998 (filed electronically as Exhibit b5c to
          Post-Effective Amendment No. 11 to the Registration Statement of the
          Registrant on June 26, 1998, File No. 33-64872).

          (3) Subadvisory Agreement between Barclays Global Fund Advisers and
          American Century Investment Management, Inc., dated January 29, 1999
          (filed electronically as Exhibit b5d to Post-Effective Amendment No.
          14 to the Registration Statement of the Registrant on December 29,
          1998, File No. 33-64872).

          (4) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated January 29, 1999 (filed electronically as Exhibit b5e to
          Post-Effective Amendment No. 14 to the Registration Statement of the
          Registrant on December 29, 1998, File No. 33-64872).

          (5) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated July 30, 1999 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

          (6) Amendment No. 1 to the Management Agreement between American
          Century Capital Portfolios, Inc. and American Century Investment
          Management, Inc., dated January 1, 2000 (filed electronically as
          Exhibit d7 to Post-Effective Amendment No. 17 to the Registration
          Statement of the Registrant on July 28, 2000, File No. 33-64872).

          (7) Subadvisory Agreement by and between American Century Capital
          Portfolios, Inc., American Century Investment Management, Inc. and
          J.P. Morgan Investment Management Inc., dated January 1, 2000 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 17 to the
          Registration Statement of the Registrant on July 28, 2000, File No.
          33-64872).

          (8) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated May 1, 2001 (filed electronically as Exhibit d8 to
          Post-Effective Amendment No. 20 to the Registration Statement of the
          Registrant on April 20, 2001, File No. 33-64872).

          (9) Addendum to the Management Agreement between American Century
          Capital Portfolios, Inc. and American Century Investment Management,
          Inc., dated September 3, 2002 (filed electronically as Exhibit d9 to
          Post-Effective Amendment No. 24 to the Registration Statement of the
          Registrant on October 10, 2002, File No. 33-64872).

(e)       (1) Amended and Restated Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century Variable Portfolios II, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Municipal Trust on September 30, 2002, File No.
          2-91229).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement by and between Twentieth Century Capital
          Portfolios, Inc. and Twentieth Century Services, Inc., dated as of
          August 1, 1993 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 5 to the Registration Statement of the Registrant on
          July 31, 1996, File No. 33-64872).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 16 to the Registration Statement of the
          Registrant on July 29, 1999, File No. 33-64872).

(j)       (1) Consent of Deloitte & Touche LLP, independent auditors.

          (2) Power of Attorney, dated November 15, 2002 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 99 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 17, 2002,
          File No. 2-14213).

          (3) Secretary's Certificate, dated November 25, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
          Registration Statement of American Century Mutual Funds, Inc. on
          December 17, 2002, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc., Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective Amendment No.
          9 to the Registration Statement of the Registrant on February 17,
          1998, File No. 33-64872).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 13, 1997 (filed electronically as Exhibit
          b15b to Post-Effective Amendment No. 77 to the Registration Statement
          of American Century Mutual Funds, Inc. on July 17, 1997, File No.
          2-14213).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 30, 1997 (filed electronically as
          Exhibit b15c to Post-Effective Amendment No. 78 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 30, 1998 (filed electronically as Exhibit
          b15e to Post-Effective Amendment No. 11 to the Registration Statement
          of the Registrant on June 26, 1998, File No. 33-64872).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 13, 1998 (filed electronically as
          Exhibit b15e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated February 16, 1999 (filed electronically as
          Exhibit m6 to Post-Effective Amendment No. 83 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated July 30, 1999 (filed electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          the Registrant on July 29, 1999, File No. 33-64872).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated November 19, 1999 (filed electronically as
          Exhibit m8 to Post-Effective Amendment No. 87 to the Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated June 1, 2000 (filed electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective Amendment No. 24 to the Registration Statement
          of American Century World Mutual Funds, Inc. on April 19, 2001, File
          No. 33-39242).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated December 3, 2001 (filed electronically as
          Exhibit m11 to Post-Effective Amendment No. 94 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc.
          (Advisor Class), dated September 3, 2002 (filed electronically as
          Exhibit m12 to Post-Effective Amendment No. 26 to the Registration
          Statement of American Century World Mutual Funds, Inc. on October 1,
          2002, File No. 33-39242).

          (13) Master Distribution and Individual Shareholder Services Plan of
          American Century Capital Portfolios, Inc., American Century Mutual
          Funds, Inc., American Century Strategic Asset Allocations, Inc. and
          American Century World Mutual Funds, Inc. (C Class), dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective Amendment
          No. 24 to the Registration Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated April 30, 2001 (filed electronically as Exhibit m12 to
          Post-Effective Amendment No. 24 to the Registration Statement of
          American Century World Mutual Funds, Inc. on April 19, 2001, File No.
          33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocations, Inc. and American Century World Mutual Funds, Inc. (C
          Class), dated September 3, 2002 (filed electronically as Exhibit m15 to Post-Effective Amendment No. 26 to the Registration Statement of
          American Century World Mutual Funds, Inc. on October 1, 2002, File No.
          33-39242).

          (16) Master Distribution and Individual Shareholder Services Plan of
          American Century World Mutual Funds, Inc., American Century Mutual
          Funds, Inc., American Century Capital Portfolios, Inc., American
          Century Investment Trust, American Century Municipal Trust and
          American Century California Tax-Free and Municipal Funds (A Class)
          dated September 3, 2002 (filed electronically as Exhibit m6 to
          Post-Effective Amendment No. 34 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (17) Master Distribution and Individual Shareholder Services Plan of
          American Century World Mutual Funds, Inc., American Century Mutual
          Funds, Inc., American Century Capital Portfolios, Inc., American
          Century Investment Trust, American Century Municipal Trust and
          American Century California Tax-Free and Municipal Funds (B Class)
          dated September 3, 2002 (filed electronically as Exhibit m7 to
          Post-Effective Amendment No. 34 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (18) Shareholder Services Plan of Twentieth Century Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic Asset Allocations, Inc. and Twentieth Century World
          Investors, Inc. (Service Class), dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to
          the Registration Statement of the Registrant on February 17, 1998,
          File No. 33-64872).

(n)       Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust, American Century Quantitative Equity
          Funds, American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc., dated September 3, 2002
          (filed electronically as Exhibit n to Post-Effective Amendment No. 35
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 17, 2002, File No.2-82734).

(o)       Not applicable.

(p)       (1) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

          (2) Barclays Code of Ethics (filed electronically as Exhibit p2 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century Variable Portfolios, Inc. on April 12, 2001, File No.
          33-14567).

          (3) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
          Registration Statement of the Registrant on April 20, 2001, File No.
          33-64872).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

None.

ITEM 25.  Indemnification.

     The Registrant is a Maryland corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. None

Item 27. Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter             with Registrant
-----------------------------------------------------------------------
James E. Stowers, Jr.  Chairman and Director          Chairman and
                                                      Director

James E. Stowers III   Co-Chairman and Director       Director

W. Gordon Snyder       President                      none

William M. Lyons       Chief Executive Officer,       President
                       Executive Vice President
                       and Director

Joseph Greene          Senior Vice President          none

Brian Jeter            Senior Vice President          none

Mark Killen            Senior Vice President          none

Tom Kmak               Senior Vice President          none

David C. Tucker        Senior Vice President          Senior Vice
                                                      President
                                                      and General
                                                      Counsel

Dave Larrabee          Senior Vice President          none

Barry Mayhew           Senior Vice President          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b)
under the Securities Act and has duly caused this Amendment No. 25 to this
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of
December, 2002.

                               American Century Capital Portfolios, Inc.
                                  (Registrant)

                               By:  /*/William M. Lyons
                                    President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                             Date
---------                   -----                             ----

*William M. Lyons           President and                   December 17, 2002
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,          December 17, 2002
Maryanne Roepke             Treasurer and Chief Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and       December 17, 2002
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                        December 17, 2002
James E. Stowers III

*Thomas A. Brown            Director                        December 17, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                        December 17, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                        December 17, 2002
D. D. (Del) Hock

*Donald H. Pratt            Director                        December 17, 2002
Donald H. Pratt

*Gale E. Sayers             Director                        December 17, 2002
Gale E. Sayers

*M. Jeannine Strandjord     Director                        December 17, 2002
M. Jeannine Strandjord

*Timothy S. Webster         Director                        December 17, 2002
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact